RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Impact of revision on the Cash flows (Details)	9 Months Ended
Sep. 30, 2021 USD ($)
Northern Genesis Acquisition Corp II [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Initial Classification Of Common Stock Subject To Possible Redemption	$ 414,000,000